UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-07702

The Value Line Asset Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: March 31, 2019

Date of reporting period: June 30, 2018

Item 1:	Schedule of Investments.

A copy of Schedule of Investments for the period ended 6/30/18 is included with this Form.

Value Line Asset Allocation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (64.0%)

CONSUMER DISCRETIONARY (5.3%)

	APPAREL (0.7%)
32,000	NIKE, Inc. Class B	$2,549,760

	DISTRIBUTION & WHOLESALE (0.9%)
34,000	LKQ Corp. *	1,084,600
12,500	Pool Corp.	1,893,750
		2,978,350

	RETAIL (3.7%)
4,000	AutoZone, Inc. *	2,683,720
9,700	Domino's Pizza, Inc.	2,737,049
12,800	O'Reilly Automotive, Inc. *	3,501,696
36,000	TJX Companies, Inc. (The)	3,426,480
		12,348,945
		17,877,055

CONSUMER STAPLES (3.9%)

	BEVERAGES (0.7%)
22,000	PepsiCo, Inc.	2,395,140

	FOOD (1.0%)
11,000	Ingredion, Inc.	1,217,700
5,700	J&J Snack Foods Corp.	869,079
10,000	McCormick & Co., Inc. (1)	1,160,900
		3,247,679

	HOUSEHOLD PRODUCTS (0.7%)
45,600	Church & Dwight Co., Inc. (1)	2,424,096

	RETAIL (1.5%)
8,300	Casey's General Stores, Inc.	872,164
21,000	Costco Wholesale Corp.	4,388,580
		5,260,744
		13,327,659

FINANCIALS (5.0%)

	DIVERSIFIED FINANCIALS (0.3%)
12,000	Intercontinental Exchange, Inc.	882,600

	INSURANCE (4.7%)
3,700	Alleghany Corp.	2,127,389
89,400	Arch Capital Group, Ltd. *	2,365,524
25,800	Chubb, Ltd.	3,277,116
2,100	Enstar Group Ltd. *	435,330
26,100	RenaissanceRe Holdings, Ltd.	3,140,352
19,800	RLI Corp.	1,310,562
23,900	Torchmark Corp.	1,945,699
20,000	Validus Holdings, Ltd.	1,352,000
		15,953,972
		16,836,572

Shares		Value
HEALTHCARE (11.1%)

	BIOTECHNOLOGY (1.6%)
11,000	Alexion Pharmaceuticals, Inc. *	$1,365,650
14,400	Illumina, Inc. *	4,021,776
		5,387,426

	ELECTRONICS (1.8%)
10,400	Mettler-Toledo International, Inc. *	6,017,752

	HEALTHCARE PRODUCTS (7.6%)
23,767	Becton Dickinson & Co.	5,693,623
36,400	Danaher Corp.	3,591,952
17,800	DENTSPLY SIRONA, Inc.	779,106
39,000	Henry Schein, Inc. *(1)	2,832,960
36,800	IDEXX Laboratories, Inc. *	8,020,192
3,700	Teleflex, Inc.	992,377
19,300	Thermo Fisher Scientific, Inc.	3,997,802
		25,908,012

	HEALTHCARE SERVICES (0.1%)
600	Chemed Corp.	193,086
		37,506,276

INDUSTRIALS (19.7%)

	AEROSPACE & DEFENSE (5.3%)
27,902	HEICO Corp. (1)	2,034,929
16,000	Northrop Grumman Corp.	4,923,200
33,000	Teledyne Technologies, Inc. *	6,568,980
13,000	TransDigm Group, Inc.	4,486,820
		18,013,929

	COMMERCIAL SERVICES (3.2%)
7,900	Cintas Corp. (1)	1,462,053
17,000	Healthcare Services Group, Inc. (1)	734,230
50,503	IHS Markit, Ltd. *	2,605,450
115,500	Rollins, Inc.	6,072,990
		10,874,723

	ELECTRICAL EQUIPMENT (1.1%)
53,075	AMETEK, Inc.	3,829,892

	ENVIRONMENTAL CONTROL (2.6%)
25,700	Republic Services, Inc.	1,756,852
92,625	Waste Connections, Inc.	6,972,810
		8,729,662

	HAND & MACHINE TOOLS (0.9%)
19,100	Snap-on, Inc.	3,069,752

	HOUSEWARES (1.6%)
88,600	Toro Co. (The)	5,338,150

	MACHINERY DIVERSIFIED (2.3%)
8,600	IDEX Corp.	1,173,728
18,100	Middleby Corp. (The) *(1)	1,890,002

1

June 30, 2018

Shares		Value

16,900	Roper Technologies, Inc.	$4,662,879
		7,726,609

	MISCELLANEOUS MANUFACTURERS (1.3%)
26,400	AO Smith Corp.	1,561,560
26,900	Carlisle Companies, Inc.	2,913,539
		4,475,099

	TRANSPORTATION (1.4%)
51,800	Canadian National Railway Co.	4,234,650
3,000	J.B. Hunt Transport Services, Inc.	364,650
		4,599,300
		66,657,116

INFORMATION TECHNOLOGY (15.5%)

	COMMERCIAL SERVICES (0.4%)
10,000	Automatic Data Processing, Inc.	1,341,400

	COMPUTERS (1.4%)
28,400	Accenture PLC Class A	4,645,956

	DIVERSIFIED FINANCIAL SERVICES (2.1%)
36,000	MasterCard, Inc. Class A	7,074,720

	ELECTRICAL EQUIPMENT (0.0%)
300	Littelfuse, Inc.	68,454

	ELECTRONICS (1.6%)
62,200	Amphenol Corp. Class A	5,420,730

	SOFTWARE (10.0%)
32,500	ANSYS, Inc. *	5,660,850
2,800	Broadridge Financial Solutions, Inc.	322,280
73,200	Fiserv, Inc. *	5,423,388
15,400	Intuit, Inc.	3,146,297
36,800	Jack Henry & Associates, Inc.	4,797,248
12,700	Open Text Corp.	446,913
38,000	Salesforce.com, Inc. *	5,183,200
19,600	Tyler Technologies, Inc. *	4,353,160
17,400	Ultimate Software Group, Inc. (The) *	4,477,194
		33,810,530
		52,361,790

MATERIALS (3.2%)

	COMMERCIAL SERVICES (1.1%)
26,000	Ecolab, Inc.	3,648,580

	MISCELLANEOUS MANUFACTURERS (0.9%)
31,800	AptarGroup, Inc.	2,969,484

	PACKAGING & CONTAINERS (1.2%)
88,400	Ball Corp.	3,142,620
8,300	Packaging Corp. of America	927,857
		4,070,477
		10,688,541

Shares		Value

REAL ESTATE (0.3%)

	REITS (0.3%)

7,400	American Tower Corp. REIT	$1,066,858

	TOTAL COMMON STOCKS (Cost $117,320,524) (64.0%)	216,321,867

Principal Amount		Value

ASSET-BACKED SECURITIES (3.0%)
$100,000	Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.08%, 3/15/23	98,504
350,000	Capital One Multi-Asset Execution Trust, Series 2017-A4, Class A4, 1.99%, 7/17/23	342,914
75,160	CarMax Auto Owner Trust, Series 2015-4, Class A3, 1.56%, 11/16/20	74,804
400,000	CarMax Auto Owner Trust, Series 2016-4, Class A3, 1.40%, 8/15/21	394,457
150,000	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	149,384
250,000	Cedar Funding VII Clo, Ltd., Series 2018-7A, Class A1, 3.03%, 1/20/31 (2)(3)	249,958
250,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/16/24	241,161
150,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A4, 1.96%, 1/18/22 (2)	149,248
650,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75%, 11/19/21	640,389
260,000	Daimler Trucks Retail Trust, Series 2018-1, Class A3, 2.85%, 7/15/21 (2)	260,021
400,000	Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	392,925
250,000	Dryden CLO, Ltd., Series 2017-53A, Class B, 3.75%, 1/15/31 (2)(3)	247,002
200,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (2)	197,373
200,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 2/15/22	194,096
300,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12%, 7/15/26 (2)	295,955
600,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.26%, 11/15/25 (2)	597,235

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$100,000	GE Capital Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	$99,844
139,000	GM Financial Automobile Leasing Trust, Series 2016-1, Class B, 2.59%, 3/20/20	138,941
616,000	GM Financial Automobile Leasing Trust, Series 2017-3, Class A4, 2.12%, 9/20/21	607,726
250,000	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B, 2.41%, 5/17/21 (2)	248,769
430,000	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class A1, 1.96%, 5/17/21 (2)	427,122
400,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A4, 2.05%, 6/21/23	393,104
500,000	Honda Auto Receivables Owner Trust, Series 2017-2, Class A3, 1.68%, 8/16/21	492,647
450,000	Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3, 1.97%, 7/15/20 (2)	446,373
652,000	Hyundai Auto Lease Securitization Trust, Series 2018-A, Class A3, 2.81%, 4/15/21 (2)	650,245
300,000	Mercedes-Benz Auto Lease Trust, Series 2017-A, Class A4, 2.01%, 1/17/23	297,484
500,000	Mercedes-Benz Auto Lease Trust, Series 2017-A, Class A3, 1.79%, 4/15/20	496,973
250,000	Nissan Auto Lease Trust, Series 2017-B, Class A3, 2.05%, 9/15/20	247,585
620,000	Nissan Master Owner Trust Receivables, Series 2016-A, Class A2, 1.54%, 6/15/21	612,822
150,000	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	148,436
100,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.14%, 1/17/23	100,265

	TOTAL ASSET-BACKED SECURITIES (Cost $9,985,667) (3.0%)	9,933,762

COMMERCIAL MORTGAGE-BACKED SECURITIES (2.4%)
435,000	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	435,159
266,512	Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A1, 1.88%, 12/10/49	261,634

Principal Amount		Value
$100,000	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/46	$98,985
150,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	152,466
248,502	FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	247,043
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2, 3.32%, 2/25/23 (3)	101,020
150,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2, 3.06%, 7/25/23 (3)	149,693
450,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2, 3.53%, 7/25/23 (3)	458,508
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24 (3)	248,526
500,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K040, Class A2, 3.24%, 9/25/24	502,404
400,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K048, Class A2, 3.28%, 6/25/25 (3)	401,638
213,034	FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A2, 3.44%, 12/25/27	213,091
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	253,190
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.62%, 11/25/45 (2)(3)	249,156
250,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.75%, 11/25/47 (2)(3)	251,298
150,000	GNMA, Series 2013-12, Class B, 2.11%, 11/16/52 (3)	139,233
142,295	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	142,686
348,795	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A2, 2.92%, 2/15/47	348,870
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.25%, 2/15/48	245,043
390,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	386,761
204,043	UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A3, 3.60%, 1/10/45	205,408
200,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A2, 2.95%, 12/15/47	199,841
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A2, 2.66%, 2/15/48	99,143

3

June 30, 2018

Principal Amount		Value
$300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	$298,645
150,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.10%, 6/15/49	144,066
445,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.82%, 8/15/50	452,535
223,794	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	219,269
400,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	404,839
300,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45	294,230
400,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A4, 3.65%, 10/15/57	402,727

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,245,599) (2.4%)	8,007,107

CORPORATE BONDS & NOTES (9.3%)

	BASIC MATERIALS (0.3%)
250,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	255,172
200,000	Glencore Funding LLC, Guaranteed Notes, 4.13%, 5/30/23 (1)(2)	199,562
175,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	175,382
150,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.25%, 6/1/27 (2)	139,781
156,000	Vale Overseas, Ltd., Guaranteed Notes, 4.38%, 1/11/22 (1)	157,871
		927,768
	COMMUNICATIONS (0.9%)
300,000	Alibaba Group Holding, Ltd., Senior Unsecured Notes, 3.60%, 11/28/24 (1)	295,177
250,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	273,910
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 3/1/24	196,143
267,000	AT&T, Inc., Senior Unsecured Notes, 4.10%, 2/15/28 (1)(2)	255,138
200,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	201,977
300,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26 (1)	307,697
150,000	Grupo Televisa S.A.B., Senior Unsecured Notes, 6.63%, 1/15/40 (1)	162,300
250,000	Motorola Solutions, Inc., Senior Unsecured Notes, 3.50%, 3/1/23	242,147

Principal Amount		Value
$150,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	$153,765
200,000	Orange SA, Senior Unsecured Notes, 1.63%, 11/3/19	196,288
250,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19	257,161
200,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (1)(2)	200,789
250,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	242,095
200,000	Warner Media LLC, Guaranteed Notes, 3.80%, 2/15/27	188,875
		3,173,462

	CONSUMER, CYCLICAL (0.8%)
200,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	201,946
200,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24	197,500
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.15%, 1/15/20	199,649
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	196,211
150,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 4.63%, 4/1/25	146,250
250,000	Home Depot, Inc. (The), Senior Unsecured Notes, 2.63%, 6/1/22	245,197
250,000	Leggett & Platt, Inc., Senior Unsecured Notes, 3.50%, 11/15/27	235,600
200,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	199,500
200,000	McDonald's Corp. MTN, Senior Unsecured Notes, 4.45%, 3/1/47	197,366
150,000	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 2.35%, 3/4/19 (2)	149,516
150,000	PulteGroup, Inc., Guaranteed Notes, 4.25%, 3/1/21	150,105
150,000	Starbucks Corp., Senior Unsecured Notes, 3.75%, 12/1/47	130,376
175,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	168,437
250,000	Walmart, Inc., Senior Unsecured Notes, 3.95%, 6/28/38	250,623
150,000	WW Grainger, Inc., Senior Unsecured Notes, 4.20%, 5/15/47	145,326
		2,813,602
	CONSUMER, NON-CYCLICAL (1.4%)
250,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	245,731
200,000	Allergan Funding SCS, Guaranteed Notes, 2.45%, 6/15/19	199,031
225,000	AmerisourceBergen Corp., Senior Unsecured Notes, 3.25%, 3/1/25	213,418
250,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 2.65%, 2/1/21	246,554
250,000	Becton Dickinson and Co., Senior Unsecured Notes, 2.89%, 6/6/22	241,808
150,000	Celgene Corp., Senior Unsecured Notes, 5.25%, 8/15/43	153,528

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
$250,000	Constellation Brands, Inc., Guaranteed Notes, 3.75%, 5/1/21 (1)	$252,401
250,000	CVS Health Corp., Senior Unsecured Notes, 3.35%, 3/9/21	249,725
150,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 2.88%, 10/15/18	150,041
200,000	Express Scripts Holding Co., Guaranteed Notes, 3.40%, 3/1/27 (1)	182,740
250,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	247,553
200,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	196,940
225,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	221,258
150,000	LifePoint Health, Inc., Guaranteed Notes, 5.50%, 12/1/21 (1)	149,813
150,000	NYU Langone Hospitals, Secured Notes, 4.78%, 7/1/44	164,138
200,000	Quest Diagnostics, Inc., Senior Unsecured Notes, 3.50%, 3/30/25	192,515
250,000	Sanofi, Senior Unsecured Notes, 3.38%, 6/19/23 (1)	250,261
150,000	Service Corp. International, Senior Unsecured Notes, 5.38%, 1/15/22	151,500
200,000	Total System Services, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	205,027
150,000	United Rentals North America, Inc., Guaranteed Notes, 5.50%, 5/15/27	145,500
165,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 2.88%, 12/15/21	163,357
100,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	104,358
250,000	Zoetis, Inc., Senior Unsecured Notes, 4.50%, 11/13/25	258,699
		4,585,896

	ENERGY (1.0%)
250,000	Andeavor, Guaranteed Notes, 5.13%, 12/15/26	260,621
250,000	Continental Resources, Inc., Guaranteed Notes, 4.50%, 4/15/23	253,696
175,000	Devon Energy Corp., Senior Unsecured Notes, 4.75%, 5/15/42	170,846
200,000	Energy Transfer Partners L.P., Series 5Y, Guaranteed Notes, 4.20%, 9/15/23	199,902
100,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	99,831
175,000	EQT Corp., Senior Unsecured Notes, 2.50%, 10/1/20	170,989
250,000	Kinder Morgan, Inc., Guaranteed Notes, 4.30%, 3/1/28	242,873
175,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	162,426
175,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25	172,160
250,000	MPLX L.P., Senior Unsecured Notes, 4.13%, 3/1/27	238,476

Principal Amount		Value
$200,000	Murphy Oil Corp., Senior Unsecured Notes, 5.75%, 8/15/25	$199,440
150,000	Occidental Petroleum Corp., Senior Unsecured Notes, 3.40%, 4/15/26	146,586
200,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	205,987
175,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.88%, 6/30/26	187,686
200,000	Spectra Energy Partners L.P., Senior Unsecured Notes, 4.75%, 3/15/24	204,111
225,000	TransCanada PipeLines, Ltd., Senior Unsecured Notes, 4.88%, 5/15/48	227,193
200,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	239,148
		3,381,971

	FINANCIAL (3.6%)
200,000	Aflac, Inc., Senior Unsecured Notes, 3.25%, 3/17/25	193,403
210,000	Ally Financial, Inc., Senior Unsecured Notes, 4.13%, 2/13/22	206,262
300,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	314,198
250,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (2)	249,750
175,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	170,585
150,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20 (1)	148,867
109,000	Bank of America Corp. MTN, Senior Unsecured Notes, 4.00%, 4/1/24	109,955
250,000	Bank of New York Mellon Corp. (The) MTN, Senior Unsecured Notes, 2.45%, 11/27/20	245,925
250,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28	237,445
200,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	206,305
150,000	BPCE S.A., Guaranteed Notes, 2.50%, 12/10/18	149,916
250,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 2.55%, 6/16/22	241,796
250,000	Capital One Financial Corp., Senior Unsecured Notes, 3.75%, 4/24/24	245,210
153,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	154,721
250,000	Citigroup, Inc., Senior Unsecured Notes, 2.90%, 12/8/21	244,906
103,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	106,042
250,000	Citizens Bank NA/Providence, Senior Unsecured Notes, 3.70%, 3/29/23	249,430
250,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	249,959

5

June 30, 2018

Principal Amount		Value
$200,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21	$208,215
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	243,962
150,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	154,329
250,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.88%, 7/27/20	248,593
200,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26	193,780
175,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	207,697
182,000	HCP, Inc., Senior Unsecured Notes, 3.15%, 8/1/22	177,349
250,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	249,831
250,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	260,448
250,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.00%, 3/30/22	253,650
250,000	Huntington Bancshares, Inc., Senior Unsecured Notes, 2.30%, 1/14/22	240,078
250,000	International Lease Finance Corp., Senior Secured Notes, 7.13%, 9/1/18 (2)	251,631
150,000	iStar, Inc., Senior Unsecured Notes, 5.25%, 9/15/22 (1)	145,219
200,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	197,474
250,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3-month LIBOR + 1.38%, 3.96%, 11/15/48 (3)	224,785
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21 (1)	248,795
200,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.75%, 1/11/27	189,050
500,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	518,606
250,000	National Australia Bank, Ltd. GMTN, Senior Unsecured Notes, 2.63%, 7/23/20	247,112
150,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19	149,952
250,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	238,862
150,000	PNC Bank NA, Subordinated Notes, 2.95%, 1/30/23	145,465
150,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, 3.30%, 3/8/22	149,109
250,000	Prologis L.P., Guaranteed Notes, 3.88%, 9/15/28	250,153
250,000	Regions Financial Corp., Senior Unsecured Notes, 3.20%, 2/8/21	249,083
200,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 2.65%, 4/17/20	198,238
250,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	249,084
300,000	Svenska Handelsbanken AB, Guaranteed Notes, 3.35%, 5/24/21	300,438
150,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	149,682

Principal Amount		Value
$100,000	Synchrony Financial, Senior Unsecured Notes, 3.75%, 8/15/21	$99,896
250,000	Toronto-Dominion Bank (The) MTN, Senior Unsecured Notes, 3.25%, 6/11/21	249,925
250,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	246,970
250,000	Visa, Inc., Senior Unsecured Notes, 2.80%, 12/14/22	245,405
250,000	Wells Fargo & Co., Senior Unsecured Notes, 3.07%, 1/24/23	243,109
250,000	Wells Fargo & Co., Series M, Subordinated Notes, 3.45%, 2/13/23	245,008
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	105,079
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	118,924
200,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21	213,396
		12,033,057
	INDUSTRIAL (0.5%)
225,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	239,062
250,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.60%, 9/1/20	252,692
250,000	Harris Corp., Senior Unsecured Notes, 4.40%, 6/15/28	251,954
250,000	Johnson Controls International PLC, Senior Unsecured Notes, 3.90%, 2/14/26	246,762
250,000	Lockheed Martin Corp., Senior Unsecured Notes, 2.50%, 11/23/20	246,734
178,000	Owens Corning, Guaranteed Notes, 3.40%, 8/15/26	162,301
150,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	147,359
250,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	247,033
		1,793,897

	TECHNOLOGY (0.3%)
150,000	Apple, Inc., Senior Unsecured Notes, 2.70%, 5/13/22 (1)	147,640
150,000	Apple, Inc., Senior Unsecured Notes, 3.75%, 11/13/47	140,879
100,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	101,286
150,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., Guaranteed Notes, 6.00%, 7/15/25 (2)	151,875
200,000	Microsoft Corp., Senior Unsecured Notes, 2.40%, 8/8/26	185,009
200,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	214,978
		941,667

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
	UTILITIES (0.5%)
$200,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	$206,960
150,000	Dominion Energy, Inc., Series C, Senior Unsecured Notes, 4.90%, 8/1/41	155,100
250,000	Duke Energy Corp., Senior Unsecured Notes, 3.75%, 9/1/46	220,202
200,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	204,699
250,000	Florida Power & Light Co., 4.95%, 6/1/35	277,908
200,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	187,882
233,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	239,416
125,000	Sempra Energy, Senior Unsecured Notes, 4.00%, 2/1/48	112,346
200,000	Southern Co. (The), Senior Unsecured Notes, 2.75%, 6/15/20	198,280
		1,802,793
	TOTAL CORPORATE BONDS & NOTES (Cost $32,108,149) (9.3%)	31,454,113

FOREIGN GOVERNMENT OBLIGATIONS (0.4%)
300,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	297,979
300,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	291,851
261,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27	256,954
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	151,125
125,000	Peruvian Government International Bond, Senior Unsecured Notes, 4.13%, 8/25/27	127,812
125,000	Petroleos Mexicanos, Guaranteed Notes, 6.75%, 9/21/47	117,863
	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,279,155) (0.4%)	1,243,584

LONG-TERM MUNICIPAL SECURITIES (0.9%)
185,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	184,669
100,000	California State, Build America Bonds, General Obligation Unlimited, AGM Insured, 6.88%, 11/1/26	124,475

Principal Amount		Value
$175,000	City of Industry CA, Taxable Sales Tax, Revenue Bonds, 6.75%, 1/1/20	$185,117

200,000	City of New York, Build America Bonds, General Obligation Unlimited, Series F1, 5.89%, 12/1/24	227,206
450,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.91%, 12/1/23	488,043
200,000	East Baton Rouge Sewerage Commission, Taxable Refunding Revenue Bonds, Series A, 3.65%, 2/1/28	198,000
150,000	Lancaster County Hospital Authority University of Pennsylvania Health System, Revenue Bonds, Series A, 3.00%, 8/15/30	145,678
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	194,938
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	96,477
330,000	San Francisco Bay Area Rapid Transit District, Revenue Bonds, Series B, 4.09%, 7/1/32	346,028
140,000	State of California, Build America Bonds, General Obligation Unlimited, 5.70%, 11/1/21	152,174
100,000	University of Alabama, Build America Bonds, General Obligation Unlimited, Revenue Bonds, Series B, 5.20%, 10/1/30	104,119
100,000	University of California, Taxable General Revenue Bonds, Series AC, 4.80%, 5/15/31	108,894
250,000	University of Oklahoma (The), Revenue Bonds, Series B, 3.10%, 7/1/26	240,425
100,000	Yuba Levee Financing Authority, Revenue Bonds, Series B, (BAM), 3.33%, 9/1/23	100,741

	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $2,935,565) (0.9%)	2,896,984

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.0%)
500,000	FHLB, 2.88%, 9/11/20	502,390
250,000	FHLB, 3.25%, 3/8/24	254,385
500,000	FHLMC, 1.75%, 5/30/19	497,215
1,750,000	FHLMC, 6.25%, 7/15/32	2,342,141
133,802	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	127,827
205,338	FHLMC Gold PC Pool #A95174, 4.00%, 11/1/40	211,081
179,651	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	183,967

7

June 30, 2018

Principal Amount		Value
$230,928	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	$242,179
16,857	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	16,908
937,410	FHLMC Gold PC Pool #G08698, 3.50%, 3/1/46	935,888
187,814	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	190,054
150,992	FHLMC Gold PC Pool #Q05649, 4.00%, 1/1/42	155,234
181,181	FHLMC Gold PC Pool #Q05714, 4.00%, 1/1/42	184,778
205,305	FHLMC Gold PC Pool #Q39580, 4.00%, 3/1/46	210,111
446,584	FHLMC Gold Pool #Q41084, 3.50%, 6/1/46	445,492
227,592	FHLMC Pool #AG08748, 3.50%, 2/1/47	226,737
250,000	FNMA, 2.38%, 1/19/23	245,481
250,000	FNMA, 2.63%, 9/6/24	245,836
500,000	FNMA, 1.88%, 9/24/26 (1)	456,557
154,687	FNMA Pool #995245, 5.00%, 1/1/39	165,185
205,351	FNMA Pool #AB1259, 5.00%, 7/1/40	220,064
214,093	FNMA Pool #AB1796, 3.50%, 11/1/40	214,854
180,931	FNMA Pool #AB6286, 2.50%, 9/1/27	177,281
191,209	FNMA Pool #AB8144, 5.00%, 4/1/37	204,483
159,418	FNMA Pool #AL7662, 4.50%, 10/1/43	167,694
256,359	FNMA Pool #AQ3960, 3.00%, 8/1/28	256,251
207,906	FNMA Pool #AR0930, 2.50%, 1/1/28	203,579
207,687	FNMA Pool #AS1529, 3.00%, 1/1/29	207,655
441,662	FNMA Pool #AS4928, 3.50%, 5/1/45	440,907
174,308	FNMA Pool #AS5485, 4.50%, 7/1/45	181,854
161,438	FNMA Pool #AS5696, 3.50%, 8/1/45	161,162
334,122	FNMA Pool #AS6385, 4.00%, 12/1/45	340,888
232,390	FNMA Pool #AS7188, 4.00%, 5/1/46	237,101
224,337	FNMA Pool #AS8276, 3.00%, 11/1/46	217,648
233,429	FNMA Pool #AS8483, 3.00%, 12/1/46	226,326
664,748	FNMA Pool #AS8796, 3.00%, 2/1/47	644,918
433,028	FNMA Pool #AS9459, 4.50%, 4/1/47	451,723
343,573	FNMA Pool #AU7025, 3.00%, 11/1/43	335,666
136,199	FNMA Pool #AU8070, 3.50%, 9/1/43	136,386
481,107	FNMA Pool #AV0703, 4.00%, 12/1/43	492,628
2,961,443	FNMA Pool #AX9528, 3.50%, 2/1/45	2,956,839
200,614	FNMA Pool #AY2618, 4.00%, 3/1/45	204,908
213,708	FNMA Pool #AY9329, 4.00%, 6/1/45	218,156
176,750	FNMA Pool #AZ4775, 3.50%, 10/1/45	176,448
142,773	FNMA Pool #AZ6194, 3.50%, 10/1/45	142,529
195,667	FNMA Pool #AZ9703, 3.00%, 10/1/45	190,112
351,994	FNMA Pool #BA4732, 3.50%, 12/1/45	351,393
423,093	FNMA Pool #BC9482, 3.00%, 7/1/46	410,480
241,825	FNMA Pool #BD8211, 4.00%, 4/1/47	246,662
226,770	FNMA Pool #BD8213, 3.00%, 9/1/46	220,009
488,940	FNMA Pool #BE3776, 4.50%, 7/1/47	510,049
435,877	FNMA Pool #BM2001, 3.50%, 12/1/46	435,132
1,126,935	FNMA Pool #BM2006, 4.00%, 1/1/48	1,150,370
152,232	FNMA Pool #MA0073, 4.50%, 5/1/29	158,954
205,602	FNMA Pool #MA2641, 3.00%, 6/1/46	199,472
458,050	FNMA Pool #MA3026, 3.50%, 6/1/47	457,019
248,399	FNMA Pool #MA3238, 3.50%, 1/1/48	247,353
495,860	FNMA Pool #MA3331, 3.00%, 4/1/48	480,883
116,997	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	112,198

Principal Amount		Value
$116,137	FNMA REMIC Trust Series 2013-41, Class WD, 2.00%, 11/25/42	$109,837
250,000	FNMA TBA, 4.00%, 7/1/48	254,875
162,653	GNMA II Pool #MA1090, 3.50%, 6/20/43	164,589
92,812	GNMA II Pool #MA1448, 3.50%, 11/20/43	93,917
122,729	GNMA II Pool #MA1520, 3.00%, 12/20/43	121,255
160,422	GNMA II Pool #MA2149, 4.00%, 8/20/44	165,691
279,379	GNMA II Pool #MA2445, 3.50%, 12/20/44	281,285
196,456	GNMA II Pool #MA3803, 3.50%, 7/20/46	197,464
146,670	GNMA Pool #650494, 5.50%, 1/15/36	159,935

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $24,288,368) (7.0%)	23,776,328

U.S. TREASURY OBLIGATIONS (5.2%)

	U.S. TREASURY NOTES & BONDS (5.2%)
350,000	U.S. Treasury Bonds, 5.38%, 2/15/31 (1)	442,230
470,000	U.S. Treasury Bonds, 4.38%, 2/15/38 (1)	572,831
3,162,000	U.S. Treasury Bonds, 2.88%, 5/15/43 (1)	3,106,912
1,644,000	U.S. Treasury Bonds, 3.00%, 2/15/48 (1)	1,649,523
2,800,000	U.S. Treasury Notes, 1.00%, 9/30/19	2,750,891
2,650,000	U.S. Treasury Notes, 1.63%, 10/15/20 (1)	2,594,412
2,250,000	U.S. Treasury Notes, 2.63%, 2/28/23 (1)	2,240,947
1,100,000	U.S. Treasury Notes, 1.38%, 6/30/23	1,030,261
1,405,000	U.S. Treasury Notes, 2.38%, 8/15/24 (1)	1,371,576
245,000	U.S. Treasury Notes, 2.25%, 11/15/24 (1)	237,057
1,600,000	U.S. Treasury Notes, 2.75%, 2/15/28 (1)	1,586,312

	TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,529,431) (5.2%)	17,582,952

Shares		Value
SHORT-TERM INVESTMENTS (9.5%)

	MONEY MARKET FUNDS (9.5%)
27,741,547	State Street Institutional U.S. Government Money Market Fund, Premier Class	27,741,547
4,465,363	State Street Navigator Securities Lending Government Money Market Portfolio (4)	4,465,363

	TOTAL SHORT-TERM INVESTMENTS (Cost $32,206,910) (9.5%)	32,206,910

8

Schedule of Investments (unaudited) (continued)

TOTAL INVESTMENT SECURITIES (101.7%) (Cost $245,899,368)	$343,423,607

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-1.7%)	(5,600,814)

NET ASSETS (5) (100%)	$337,822,793

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of June 30, 2018, the market value of the securities on loan was $17,594,915.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period.
(4)	Securities with an aggregate market value of $17,594,915 were out on loan in exchange for $4,465,363 of cash collateral as of June 30, 2018. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $245,899,368, aggregate gross unrealized appreciation was $99,525,628, aggregate gross unrealized depreciation was $2,001,389 and the net unrealized appreciation was $97,524,239.
AGM	Assured Guaranty Municipal.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.

9

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of June 30, 2018:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$216,321,867	$—	$—	$216,321,867
Asset-Backed Securities	—	9,933,762	—	9,933,762
Commercial Mortgage-Backed Securities	—	8,007,107	—	8,007,107
Corporate Bonds & Notes*		31,454,113		31,454,113
Foreign Government Obligations	—	1,243,584	—	1,243,584
Long-Term Municipal Securities	—	2,896,984	—	2,896,984
U.S. Government Agency Obligations	—	23,776,328	—	23,776,328
U.S. Treasury Obligations	—	17,582,952	—	17,582,952
Short-Term Investments	32,206,910	—	—	32,206,910
Total Investments in Securities	$248,528,777	$94,894,830	$—	$343,423,607

* See Schedule of Investments for further classification.

See Notes to Financial Statements.

Information Classification: General

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended June 30, 2018, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended June 30, 2018, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By /s/ Mitchell E. Appel

Mitchell E. Appel, President

Date: 8/27/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mitchell E. Appel

Mitchell E. Appel, President, Principal Executive Officer

By /s/ Emily D. Washington

Emily D. Washington, Treasurer, Principal Financial Officer

Date: 8/27/18